ACCOUNTS PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Domestic supplier	$ 4,599,263	$ 3,458,792
Domestic supplier change of amount	$ 1,140,471
Domestic supplier change of percentage	33.00%
Domestic Supplier [Member]
Domestic supplier	$ 4,599,263	$ 3,458,792
Domestic supplier change of amount	$ 1,140,471
Domestic supplier change of percentage	33.00%